Mobile Financial Services activities - Unrecognized contractual commitments - Commitments given - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Operating leases commitments	€ 148
Operating segments [member] | Mobile Finance Services
Disclosure of detailed information about financial instruments [line items]
Financing commitments	53	€ 88	€ 87
Guarantee commitments	5	6	8
On behalf of banks	3	4	4
On behalf of customers	2	2	3
Total	€ 59	€ 94	€ 94